Other Disclosures - Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	$ 54,000
Minimum operating lease payments recognised as expense	102,000	$ 128,000	$ 124,000
2019
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	51,000
2020
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	3,000
Through May 2022
Leasing activities
Minimum lease payments payable under non-cancellable operating lease	$ 2,000